Debt (Details Narrative) $ / shares in Units, $ in Thousands			3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Feb. 18, 2025 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Apr. 15, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Jan. 01, 2025 USD ($)	Aug. 15, 2024 Integer	Aug. 10, 2023 $ / shares
Short-Term Debt [Line Items]
Proceeds from lines of credit		$ 25,000	$ 10,000				$ 25,000
Paid in kind interest, term		15 months
Exercise price of warrants | $ / shares											$ 11.50
Debt issuance costs		$ 2,593	520				2,593
Warrant liability		811
Revenue base redemption feature, amount		$ 729				$ 500	500
Cash paid for interest expense			700				1,700
Amortization of debt issuance costs			$ 235				$ 612
OrbiMed Warrants [Member]
Short-Term Debt [Line Items]
Warrants issued, delayed draw commitment amount, percentage		5.00%
Warrants and rights outstanding, term		7 years
Subsequent OrbiMed Warrants [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares	$ 5.4787
Initial OrbiMed Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock, shares | shares		130,805
Exercise price of warrants | $ / shares		$ 9.5562	$ 9.3722			$ 9.3722	$ 9.3722
Revenue base redemption feature, amount			$ 700			$ 400	$ 400
Initial OrbiMed Warrant [Member] | OrbiMed [Member]
Short-Term Debt [Line Items]
Number of operating entities holding warrants | Integer										2
Subsequent OrbiMed Warrants Entity One [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock, shares | shares	64,748
Subsequent OrbiMed Warrants Entity Two [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock, shares | shares	26,515
Subsequent Event [Member] | Subsequent OrbiMed Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock, shares | shares	91,263
Subsequent Event [Member] | Subsequent OrbiMed Warrants Entity One [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock, shares | shares	64,748
Subsequent Event [Member] | Subsequent OrbiMed Warrants Entity Two [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, term	7 years
Warrants to purchase common stock, shares | shares	26,515
Exercise price of warrants | $ / shares	$ 5.4787
Loan Facility [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity		$ 50,000
Proceeds from lines of credit	$ 10,000	$ 25,000			$ 10,000
Default rate		4.00%
SOFR floor		0.040
Debt instrument, basis spread on variable rate		8.50%
Paid-in-kind interest		3.50%
Exit fee percentage		4.00%
Commitment fee percentage		2.00%
Undrawn fee, percentage		0.25%
Administrative fee		$ 10
Loan Facility [Member] | Secured Debt [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity									$ 10,000
Proceeds from lines of credit	$ 10,000
Loan Facility Initial Commitment Amount [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity		25,000
Proceeds from lines of credit		25,000	10,000
Debt issuance costs			521
Warrant liability			366
Interest expense			1,000				2,300
PIK interest			266			604	600
Amortization of debt issuance costs			177			486	500
Accretion of exit fee liability			$ 59			$ 127	$ 100
Loan Facility June 30 2025 [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity		10,000
Product revenue base, minimum amount required		30,000
Loan Facility December 31 2025 [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity		15,000
Product revenue base, minimum amount required		50,000
Loan Facility One [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Product revenue base, minimum amount required		$ 30,000